Accrued Expenses and Other Current Liabilities	12 Months Ended
Aug. 31, 2018
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
13.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of August 31,
	2017	2018
	RMB	RMB
Payroll and related benefits	137,738	166,240
Temporary receipt from students	97,628	108,209
Deposits received	19,947	21,477
Education subsidies	2,889	4,478
Professional fees payable	—	5,016
Payable related to stock repurchase	—	5,616
ADR reimbursement	—	1,551
Housing subsidies- current	—	3,006
Other taxes payable	2,556	4,806
Others	11,721	15,458

Total	272,479	335,857